Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [line items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	7,907	-	7,907
Cash and cash equivalents	89,789	-	89,789
Current financial assets and cash and cash equivalents	97,697	-	97,697

As of December 31, 2023	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	67,107	-	67,107
Cash and cash equivalents	136,708	-	136,708
Current financial assets and cash and cash equivalents	203,815	-	203,815

Details of Cash and Cash Equivalents

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
Cash and bank accounts	65,012	81,708
Money market funds	13,578	-
Fixed bank deposits	11,200	55,000
Total cash and cash equivalents	89,789	136,708